Reserves	12 Months Ended
Jun. 30, 2024
Reserves [Abstract]
RESERVES

11. RESERVES

(a) Share Based Payments

		Years Ended June 30,
	Notes	2024	2023	2022

3,250,009,092 (2023: 170,042,720 , 2022: 184,692,720) options for fully paid ordinary shares	11(c)	4,806,203	3,972,475	3,565,918

		4,806,203	3,972,475	3,565,918

The share-based payment reserve is used to recognize the fair value of options issued to directors, executives, employees and consultants but not exercised. Amounts are transferred out of the reserve and into issued capital when the options are exercised. When options expire, the amount is transferred from reserve to accumulated losses.

(b) Warrants/Free-attaching options

		Years Ended June 30,
	Notes	2024	2023	2022

2,875,563,791 free-attaching options (2023: 674,694,939 free-attaching options, 2022: 674,694,939) for fully paid ordinary shares (1)	11(c)	-	-	-

		-	-	-

1.	On November 24, 2020 as part of a two tranche placement to sophisticated and professional investors the Group issued a total of 674,694,939 free attaching warrants with an exercise price of A$0.07, expiring on November 23, 2023. These warrants were assessed to have immaterial value at the time of issue.

On January 8, 2024 a total of 457,142,830 free attaching options with an exercise price of A$0.01, expiring on August 31, 2026 were issued. On January 8, 2024 a total of 1,371,428,567 free attaching options with an exercise price of A$0.007, expiring on August 31, 2024 were issued.

On February 2, 2024 a total of 190,476,123 free attaching options with an exercise price of A$0.002, expiring on August 31, 2026 were issued.

On February 2, 2024 a total of 571,428,556 free attaching options with an exercise price of A$0.007, expiring on August 31, 2024 were issued.

On April 15, 2024 a total of 285,087,715 free attaching options with an exercise price of A$0.01, expiring on August 31, 2026 were issued.

(c)	Movements in Options for Fully Paid Ordinary Shares

	Years Ended June 30,
	2024		2023		2022
	Number of Options	(A$)	Number of Options	(A$)	Number of Options	(A$)
Beginning of the year	170,042,720	3,972,475	184,692,720	3,565,918	160,542,720	2,750,884
Options issued during the year	3,092,563,791	-	-	-	45,150,000	-
Expired during the year	-	-	(13,150,000)	(560,014)	(7,000,000)	(240,310)
Forfeited during the year	(5,500,000)	(93,222)	(1,500,000)	(17,150)	(14,000,000)	(450,777)
Shares to be issued	-	45,000
Share Based Payment expense	-	881,950	-	983,721	-	1,506,121
End of the year	3,250,009,092	4,806,203	170,042,720	3,972,475	184,692,720	3,565,918

Details of option grants are summarized as follows.

Year ended June 30, 2022:

●	On December 8, 2021, 13,900,000 options were issued to the Group’s employees and consultants based in the United States under the 2018 ADS Plan. The options are exercisable at A$0.0238 and expire on November 29, 2026. The fair value of the options is A$0.021 per option.

●	On December 8, 2021, 19,250,000 options were issued to the Group’s employees and consultants based in Australia under the 2004 ASX Plan. The options are exercisable at A$0.0375 and expire on November 29, 2026. The fair value of the options is A$0.021 per option.

●	On December 8, 2021, 12,000,000 options were issued to a consultant under the 2004 ASX Plan. The options are exercisable at A$0.07 and expire on July 31, 2024. The fair value of the options is A$0.027 per option.

●	On January 4, 2022, 14,000,000 options were forfeited upon resignation of two Non-Executive Directors.

●	On June 6, 2022, 7,000,000 options expired.

Year ended June 30, 2023:

●	On December 14, 2022, 12,450,000 options expired.

●	On January 31, 2023, 700,000 options expired.

●	On April 3, 2023, 1,500,000 options were forfeited upon resignation of an employee.

Year ended June 30, 2024:

●	On September 11, 2023, 500,000 options were forfeited upon resignation of an employee.

●	On December 21, 2023, 8,000,000 options were issued to the Group’s employees based in Australia under the 2004 ASX Plan. The options are exercisable at A$0.0105 and expire on December 19, 2026. The fair value of the options is A$0.005 per option. On January 31, 2023, 700,000 options expired.

●	On January 08, 2024, 457,142,830 long dated options were issued as per the placement. The options are exercisable at A$0.01 and expire on August 31, 2026.

●	On January 08, 2024, 1,371,418,567 free attaching short - dated options were issued as per the placement. The options are exercisable at A$0.007 and expire on August 31, 2024.

●	On February 02, 2024, 190,476,123 long dated options were issued as per the securities placement plan. The options are exercisable at A$0.002 and expire on August 31, 2026.

●	On January 4, 2022, 14,000,000 options were forfeited upon resignation of two Non-Executive Directors.

●	On February 02, 2024, 571,428,556 short - dated options were issued as per the securities placement plan. The options are exercisable at A$0.007 and expire on August 31, 2024.

●	On April 15, 2024, 285,087,725 short – free attaching options were issued as per the securities placement plan. The options are exercisable at A$0.01 and expire on August 31, 2024

●	On April 22, 2024, 7,097,419 options were exercised.

●	On May 21, 2024, 5,000,000 options were forfeited upon resignation of an employee.

●	On June 27, 2024, 26,500,000 options were issued to the Group’s employees based under the 2004 ASX Plan. The options are exercisable at A$0.004 and expire on March 13, 2029. The fair value of the options is A$0.004 per option.

●	On June 27, 2024, 62,500,000 options were issued to the Group’s employees based under the Company’s 2018 American Depositary Share (ADS) Option Plan. The options are exercisable at US$0.0031 (A$0.0046) and expire on March 13, 2029. The fair value of the options is A$0.0037 per option.

●	On June 27, 2024, 120,000,000 options were issued to the Group’s key management personnel based under the Company’s 2018 American Depositary Share (ADS) Option Plan. The options are exercisable at US$0.003 (A$0.0044) and expire on March 21, 2029. The fair value of the options is A$0.0037 per option.

(d) Terms and Conditions of Reserves

Options and warrants

Option holders and warrant holders do not have the right to receive dividends and are not entitled to vote at a meeting of the Group’s shareholders. Options and warrants may be exercised at any time from the date they vest to the date of their expiration. Share options are exercisable into ordinary shares on a one for one basis on the date they are exercised. Options granted under the 2018 ADS Plan are exercisable into ADRs, being one option for one ADR, which equals 600 ordinary shares, on the date they are exercised.

Expired options are reclassified into accumulated losses. Options forfeited due to failure of a vesting condition result in a reversal of the accumulated expense through the statement of profit or loss and other comprehensive loss.

In Australia, there is not a set number of authorized shares, shares are not reserved for the exercise of options, and shares do not have a par value.

(e) Options and Warrants Issued after Reporting Date

No options were issued after reporting date.